United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 03-31-01

Check here if Amendment [X];        Amendment Number: ___
  This Amendment (Check only one.):        [ X ] is a restatement.
                                           [   ] adds new holdings entries.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:             Charlotte Capital LLC
ADDRESS:          P.O. Box 472428
                  Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



Person Signing this Report on Behalf of Reporting Manager:

NAME:  Katy Y. Whitt
TITLE: Trader-Partner
PHONE: 704-541-1437

Signature, Place and Date of Signing:

/S/ Katy Y. Whitt          Charlotte, NC 28247                 May 14, 2001
-----------------          -------------------                 ---------------
(Signature)                 (City, State)                       (Date)

                                  SUMMARY PAGE



REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:        0
                                                  ---------------

FORM 13F INFORMATION TABLE ENTRY TOTAL:                91
                                                  ---------------

FORM 13F INFORMATION TABLE VALUE TOTAL:              261,564
                                                  ---------------



                             Charlotte Capital, LLC
                                    FORM 13F
                                 March 31, 2001

                                                                                                     Voting Authority
                                                                                                   -------------------
                              Title of              Value   Shares/ Sh/ Put/ Invstmt  Other
        Name of Issuer         Class      CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers     Sole    Shared   None
-----------------------    -----------  -------- -------- - ------- --- ---- ------- ---------- -------- -------- --------


AAR Corp.                      COM      000361105     5753   450900 SH       Sole                 136400            314500
AK Steel Holding Corp.         COM      001547108     5026   500100 SH       Sole                 109600            390500
ANC Rental Corp.               COM      001813104     1140   380000 SH       Sole                  83300            296700
ATMI Inc.                      COM      00207r101      518    28000 SH       Sole                  28000
Adaptec Inc.                   COM      00651f108      230    26500 SH       Sole                  26500
Alpharma Inc.                  COM      020813101      367    11200 SH       Sole                  11200
American Financial Group Inc.  COM      025932104      393    16300 SH       Sole                  16300
Anixter International Inc.     COM      035290105      431    17900 SH       Sole                  17900
Antec Corp.                    COM      03664P105     3131   430000 SH       Sole                  94300            335700
Apogee Enterprises Inc.        COM      037598109     2636   369900 SH       Sole                  79800            290100
Applied Signal Technology Inc. COM      038237103      800   200000 SH       Sole                  43800            156200
Atlantic American Corporation  COM      048209100      593   287700 SH       Sole                  63000            224700
Banner Corp.                   COM      06652v109     3772   235752 SH       Sole                  59774            175978
CNA Surety Corp.               COM      12612L108      372    28000 SH       Sole                  28000
CONMED Corp.                   COM      207410101     6150   320513 SH       Sole                  85713            234800
Checkpoint Systems Inc.        COM      162825103     4293   454300 SH       Sole                 123300            331000
Cohesion Technologies Inc.     COM      19248n101     2450   400000 SH       Sole                  86700            313300
Del Global Technologies Corp.  COM      245073101      421   374500 SH       Sole                 108800            265700
EW Blanch Holdings Inc.        COM      093210102     1693   213000 SH       Sole                  46800            166200
EarthLink Inc.                 COM      270321102     8003   660000 SH       Sole                 175300            484700
Edgewater Technology, Inc.     COM      280358102      718   174792 SH       Sole                  37713            137079
Entegris Inc.                  COM      29362u104     4501   615500 SH       Sole                 175200            440300
FPIC Insurance Group Inc.      COM      302563101     3820   399500 SH       Sole                  87400            312100
FSI International Inc.         COM      302633102     5201   630400 SH       Sole                 136600            493800
Finish Line Inc.               COM      317923100     3250   500000 SH       Sole                 110050            389950
First Charter Corp             COM      319439105     3113   200000 SH       Sole                  52200            147800
Flower Foods Inc.              COM      343498101     1423    70800 SH       Sole                  15360             55440
Franklin Covey Co.             COM      353469109     4793   592400 SH       Sole                 124600            467800
Galileo International Inc.     COM      363547100      438    20000 SH       Sole                  20000
Hamilton Bancorp Inc.          COM      407013101     1199   156000 SH       Sole                  34100            121900
Hibernia Corp.                 COM      428656102     4644   332400 SH       Sole                  87400            245000
Hollinger International Inc.   COM      435569108     4608   322000 SH       Sole                  88600            233400
IBP Inc.                       COM      449223106      221    13500 SH       Sole                  13500
Indus International Inc.       COM      45578L100     1243   254900 SH       Sole                  58100            196800
Infogrames Inc.                COM      45665t107     1060   192800 SH       Sole                  42040            150760
Information Resources Inc.     COM      456905108     6263   963600 SH       Sole                 214000            749600
Informix Corp.                 COM      456779107    11594  2144500 SH       Sole                 577100           1567400
Iomega Corp.                   COM      462030107     7703  2093300 SH       Sole                 561000           1532300
John H. Harland Co.            COM      412693103     5629   301000 SH       Sole                  92200            208800
LCA Vision Inc.                COM      501803209     1503   650000 SH       Sole                 142600            507400
Loral Space & Communications L COM      g56462107      256   116800 SH       Sole                 116800
MTS Systems Corp.              COM      553777103     4521   497100 SH       Sole                 106700            390400
Magellan Health Services Inc.  COM      559079108     3635   393000 SH       Sole                  85600            307400
Maverick Tube Corp.            COM      577914104     7402   359300 SH       Sole                  95600            263700
McDermott International Inc.   COM      580037109      329    26000 SH       Sole                  26000
Meditrust Corp.                COM      58501t306     3777   925800 SH       Sole                 283100            642700
Midway Games                   COM      598148104     1426   195400 SH       Sole                  59200            136200
Midwest Express Holdings Inc.  COM      597911106     3715   235000 SH       Sole                  50700            184300
NS Group Inc.                  COM      628916108     4700   421500 SH       Sole                  95200            326300
National Service Industries In COM      637657107     5900   251600 SH       Sole                  66900            184700
Network Associates Inc.        COM      640938106      825   100000 SH       Sole                 100000
New Century Equity Holdings Co COM      64353j107     1281  1138825 SH       Sole                 246225            892600
Nordstrom Inc.                 COM      655664100      264    16200 SH       Sole                  16200
Nstar                          COM      67019e107      276     7200 SH       Sole                   7200
Omnivision Technologies Inc.   COM      682128103      963   280000 SH       Sole                  61400            218600
PTEK Holdings Inc.             COM      69366M104     3333  1269900 SH       Sole                 278000            991900
Parexel International          COM      699462107     9701   779960 SH       Sole                 206200            573760
Parlex Corp.                   COM      701630105     3722   391800 SH       Sole                  85300            306500
Penn Treaty American Corp.     COM      707874103     2851   280300 SH       Sole                  61800            218500
Personnel Group of America Inc COM      715338109      820   683100 SH       Sole                 148750            534350
Pittston Brinks Group          COM      725701106      260    12000 SH       Sole                  12000
Potomac Electric Power Co. Tru COM      737679100      409    17500 SH       Sole                  17500
Presidential Life Corporation  COM      740884101     3830   232100 SH       Sole                  62000            170100
Prime Medical Services Inc.    COM      74156d108     4388   763100 SH       Sole                 167200            595900
Profit Recovery Group Internat COM      743168106     1375   220000 SH       Sole                  48300            171700
REMEC Inc.                     COM      759543101      632    63200 SH       Sole                  63200
Ralcorp Holdings               COM      751028101     4386   245000 SH       Sole                  52800            192200
Remington Oil & Gas Corp.      COM      759594302     2521   182500 SH       Sole                  40700            141800
Republic Bancshares, Inc.      COM      759929102     3778   314800 SH       Sole                  68600            246200
STAAR Surgical Co.             COM      852312305      580   135500 SH       Sole                  29700            105800
School Specialty Inc.          COM      807863105     4683   217200 SH       Sole                  58100            159100
Sempra Energy                  COM      816851109      419    18000 SH       Sole                  18000
Sierra Pacific Resources Holdi COM      826428104     3478   235000 SH       Sole                  51500            183500
Southwest Securities Group Inc COM      845224104     3736   200000 SH       Sole                  43200            156800
Sovereign Bancorp              COM      845905108     6423   758400 SH       Sole                 213300            545100
Stewart Enterprises Inc.       COM      860370105     4994  1005000 SH       Sole                 267200            737800
Storage Technology             COM      862111200     8030   737400 SH       Sole                 192500            544900
Sunoco Inc.                    COM      86764p109      383    11800 SH       Sole                  11800
Theragenics Corp.              COM      883375107     6390  1000000 SH       Sole                 219200            780800
Timken Co.                     COM      887389104      180    11500 SH       Sole                  11500
Tommy Hilfiger Corp.           COM      g8915z102     2376   184900 SH       Sole                  49600            135300
Trinity Industries, Inc.       COM      896522109     3455   177200 SH       Sole                  50500            126700
UICI                           COM      902737105     6253   712200 SH       Sole                 196300            515900
Ultramar Diamond Shamrock Corp COM      904000106      463    12800 SH       Sole                  12800
Uno Restaurant Corp.           COM      914900105     2609   276125 SH       Sole                  67855            208270
VICORP Restaurants, Inc.       COM      925817108     1540    61900 SH       Sole                  13700             48200
Viant Inc.                     COM      92553n107     1000   400000 SH       Sole                  86200            313800
Visx Inc.                      COM      92844s105      379    22100 SH       Sole                  22100
WIT Soundview Group Inc.       COM      977383108      924   308000 SH       Sole                  67500            240500
Wisconsin Energy Corp.         COM      976657106      302    14000 SH       Sole                  14000
Zoltek Companies Inc.          COM      98975w104      597   115000 SH       Sole                  27100             87900

REPORT SUMMARY                 91 DATA RECORDS              261564            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

